Leases - Summary of changes in lease liabilities (Detail) $ in Millions	12 Months Ended
Jan. 31, 2020 CAD ($)
Leases [Line Items]
Interest	$ 9.0
Repayment	(30.5)
Lease liabilities
Leases [Line Items]
Beginning balance	217.1
Issuance	46.5
Interest	9.0
Repayment	(39.5)
Effect of foreign currency exchange rate changes	(0.6)
Other	8.4
Ending balance	$ 240.9